Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Cash and equivalents	$ 963,383	$ 3,382,994	$ 4,377,110
Accounts receivable	237,509	219,352	189,609
Interest receivable	178,477	175,912	172,169
Investments	2,410	2,410
Current maturities of mortgage loans receivable, net of allowance of $101,393, $41,912 and $57,663 and deferred origination fees of $41,611, $22,444 and $23,406 at June 301, 2017, December 31, 2016 and December 31, 2015, respectively	1,725,407	725,727	1,134,157
Current maturities of bond portfolio	131,000	111,000	84,000
Prepaid expenses	11,109	1,489	19,904
Total current assets	3,249,295	4,618,884	5,976,949
Mortgage Loans Receivable, net of current maturities, allowance of $1,262,389, $1,270,071 and $1,147,170 and deferred origination fess of $278,338, $276,055 and $311,938 at June 30, 2017, December 31, 2016 and Decmeber 31, 2015, respectively	21,721,841	22,396,071	22,680,542
Bond Portfolio, at fair value, net of current maturities	12,915,616	11,371,616	10,429,428
Real Estate Held for Sale	225,872	340,872	697,422
Deferred Offering Costs, net of accumulated amortization of $1,161,088, $1,101,441 and $974,991at June 30, 2017, December 31, 2016 and December 31, 2015, respectively	819,087	839,195	861,810
Total Assets	38,931,711	39,566,638	40,646,151
Current Liabilities
Current maturities of secured investor certificates	1,461,000	2,803,000	3,120,000
Accounts payable	49,204	36,951	29,417
Dividends payable	117,446	100,668	125,836
Total current liabilities	1,627,650	2,940,619	3,275,253
Secured Investor Certificates, Series B, net of current maturities	11,800,000	11,486,000	13,074,000
Secured Investor Certificates, Series C, net of current maturities	6,237,000	6,339,000	6,723,000
Secured Investor Certificates, Series D	7,965,000	7,296,000	5,329,000
Total liabilities	27,629,650	28,061,619	28,401,253
Stockholders' Equity
Common stock, par value $.01 per share, Authorized, 30,000,000 shares, Issued and outstanding, 1,677,798 shares at March 31, 2017, December 31, 2016 and December 31, 2015, respectively	16,778	16,778	16,778
Additional paid-in capital	19,113,458	19,113,458	19,113,458
Accumulated deficit	(7,828,175)	(7,625,217)	(6,885,338)
Total stockholders' equity	11,302,061	11,505,019	12,244,898
Total Liabilities and Stockholders' Equity	$ 38,931,711	$ 39,566,638	$ 40,646,151